COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

The Company may have various other contractual obligations in the normal course of operations. The Company is not materially contingently liable with respect to litigation, claims and environmental matters. Any settlement of claims in excess of amounts recorded will be charged to profit or loss as and when such determination is made.

In December 2023, the Company was named as a defendant in a putative class action lawsuit, captioned Umpa v. The National Association of Realtors, et al., which was filed in the United States District Court for the Western District of Missouri (“Class Action”). The Class Action alleges that certain real estate brokerages, including the Company, participated in practices resulting in inflated buyer broker commissions, in violation of federal antitrust laws. The Company will vigorously defend against the claims asserted in the Class Action, but is unable to predict the outcome of this action.